Net (Loss) / Income Per Share (“EPS”) - Computation of diluted EPS (Details) - shares	3 Months Ended		12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Accounting Policies [Abstract]
Weighted average number of common shares outstanding - Basic	53,186,407	22,806,777	48,360,127	1,068,100
Potentially dilutive common stock equivalents		31,892,421	5,157,374	1,523,028
Weighted average number of common and equivalent shares outstanding-Diluted	53,186,407	54,699,198	53,517,501	2,591,129